Notes and Amounts Receivable for Equity Issued (Tables)	9 Months Ended
Sep. 30, 2022
Notes And Amounts Receivable For Equity Issued
Schedule of Notes and Amounts Receivable for Equity Issued

	September 30, 2022
Notes receivable	$1,109,032
Amounts receivable	52,977	*
	$1,162,009

*	Consists of receivables for the exercise of warrants and options at various exercise prices during the year ended December 31, 2021 and nine months ended September 30, 2022. The receivables are unsecured, non-interest-bearing and due on demand.

Schedule of Promissory Notes

See summary table below for terms specific to the promissory note.

	# of Securities exercised		Principal	Maturity date	Interest rate
Current
	500,000		$48,087	September 30, 2021	5%
	500,000		$48,087	December 31, 2021	5%
	500,000		$48,087	November 30, 2021	5%
	250,000		$24,044	November 30, 2021	5%
	150,000		$14,426	December 31, 2021	5%
	2,236,667		$189,680	November 10, 2022	5%
	1,000,000		$95,924	November 10, 2022	5%
	2,620,000		$146,639	November 10, 2022	5%
	670,000		$34,846	November 10, 2022	5%
	500,000		$48,088	July 31, 2023	5%
	1,500,000		$144,261	July 31, 2023	5%
	1,000,000		$96,174	July 31, 2023	5%
	200,000		$19,235	July 28, 2023	5%
	2,360,000		$226,971	July 28, 2023	5%
Total	13,986,667	*	$1,184,549

*	Includes 12,176,667 warrants exercised and 1,810,000 options exercised

Schedule of Promissory Note Receivable

The following is a continuity of the Company’s promissory note receivable:

Notes Receivable
Balance, January 1, 2021	$-
Additions	1,184,549
Repayments	(23,745)
Accrued interest	17,733
Foreign exchange loss on revaluation	(19,705)
Balance, December 31, 2021	$1,158,832
Repayments (See Note 17)	(49,800)
Balance, September 30, 2022	$1,109,032